Goodwill and Intangible Assets, Net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Goodwill and Intangible Assets [Line Items]
Goodwill	$ 1
Acquired assets	10,000
Additional contingent consideration	$ 12,000
Agreement terms	2 years 6 months
Remaining consideration liability	$ 5,078	$ 3,839
Other liabilities		375
Impairment loss	$ 1,900	$ 8,738
Discount rate	20.00%
Growth rate	2.00%
Professional services CGU [Member]
Goodwill and Intangible Assets [Line Items]
Impairment amount	$ 8,336
ALD Software [Member]
Goodwill and Intangible Assets [Line Items]
Discount rate	20.00%
Impairment amount	$ 651
Consulting and Distributions and Dstorm [Member]
Goodwill and Intangible Assets [Line Items]
Discount rate	17.00%
Growth rate	2.00%
Impairment amount	$ 4,399
Consulting and Distributions and Dstorm [Member] | ALD Software [Member]
Goodwill and Intangible Assets [Line Items]
Impairment amount	1,872
Growth rate used to extrapolate cash flows beyond the forecast period [Member]
Goodwill and Intangible Assets [Line Items]
Impairment amount	$ 219
Key Managements Personnel of Entity or Parent [Member]
Goodwill and Intangible Assets [Line Items]
Discount rate	17.00%
Consulting and distribution and Dstorm [Member]
Goodwill and Intangible Assets [Line Items]
Impairment amount	$ 1,047
key Assumption [Member]
Goodwill and Intangible Assets [Line Items]
Impairment amount	$ 707
Long-term growth rate	1.00%